UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VanEck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Funds

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 98.8%
United States Treasury Obligations: 92.4%
	United States Treasury Bill
$50,000,000	0.01%, 04/13/17 (a)	$49,991,625
47,000,000	0.47%, 04/27/17 (a)	46,980,507
44,000,000	0.51%, 05/04/17 (a)	43,973,622
28,000,000	0.68%, 04/06/17 (a)	27,997,893
30,000,000	0.70%, 05/25/17 (a)	29,968,455
50,000,000	0.74%, 05/11/17	49,959,167
50,000,000	0.75%, 04/20/17 (a)	49,984,190
		298,855,459

Number of Shares
Money Market Fund: 6.4%
20,748,728	AIM Treasury Portfolio - Institutional Class	20,748,728
Total Short-term Investments (Cost: $319,604,187)		319,604,187
Other assets less liabilities: 1.2%		3,871,174
NET ASSETS: 100.0%		$323,475,361

Total Return Swap Contracts – As of March 31, 2017, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Appreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$317,588,000	1.21%	04/19/17	0.8%	$2,644,016

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $61,972,972.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 0.43% + rate of the 3 Month T-Bill.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	93.5%	$298,855,459
Money Market Fund	6.5	20,748,728
	100.0%	$319,604,187

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$20,748,728	$—	$—	$20,748,728
United States Treasury Obligations	—	298,855,459	—	298,855,459
Total	$20,748,728	$298,855,459	$—	$319,604,187
Other Financial Instruments:
Swap Contract	$—	$2,644,016	$—	$2,644,016

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.6%
Argentina: 1.0%
704,600	Grupo Supervielle SA (ADR) *	$11,978,200
Brazil: 4.0%
1,281,000	BB Seguridade Participacoes SA	11,948,253
1,004,700	CVC Brasil Operadora e Agencia de Viagens SA	9,274,845
927,100	Fleury SA	12,526,778
356,600	Ouro Fino Saude Animal Participacoes SA	2,847,697
652,000	Smiles SA	13,204,114
		49,801,687
China / Hong Kong: 28.7%
2,123,000	AIA Group Ltd. #	13,400,281
480,400	Alibaba Group Holding Ltd. (ADR) *	51,801,532
28,965,000	Beijing Enterprises Water Group Ltd. #	21,471,285
3,982,772	Beijing Originwater Technology Co. Ltd. #	9,375,067
8,365,994	China Animal Healthcare Ltd. * # §	0
302,000	China Lodging Group Ltd. (ADR) *	18,739,100
10,040,000	China Maple Leaf Educational Systems Ltd. #	7,574,711
12,397,000	China Medical System Holdings Ltd. #	21,993,026
12,327,000	China Resources Phoenix Healthcare Holdings Co. Ltd. * #	15,124,595
9,600,000	Fu Shou Yuan International Group Ltd. #	5,879,846
2,249,000	Galaxy Entertainment Group Ltd. #	12,318,119
910,000	JD.com, Inc. (ADR) *	28,310,100
166,757	Kweichow Moutai Co. Ltd. #	9,352,906
18,811,200	Man Wah Holdings Ltd. #	14,941,728
2,200,000	Ping An Insurance Group Co. of China Ltd.	12,319,689
1,474,684	Shanghai International Airport Co. Ltd. #	6,415,218
2,034,000	Shenzhou International Group Holdings Ltd. #	12,837,021
1,922,000	Sinopharm Group Co. Ltd. #	8,922,825
175,000	TAL Education Group (ADR) *	18,649,750
2,843,000	Techtronic Industries Co. #	11,509,256
1,942,500	Tencent Holdings Ltd. #	55,962,460
		356,898,515
Egypt: 0.7%
2,105,250	Commercial International Bank Egypt SAE #	8,762,272
India: 12.2%
9,297,000	Ashok Leyland Ltd. #	12,134,671
1,220,000	Cadila Healthcare Ltd. #	8,313,873
1,144,000	Cholamandalam Investment and Finance Co. Ltd. #	16,999,293
4,867,000	Fortis Healthcare Ltd. * #	13,529,382
712,000	HDFC Bank Ltd.	16,194,478
1,585,200	Phoenix Mills Ltd. #	9,234,909
532,990	Strides Shasun Ltd. #	9,014,283
496,000	Supreme Industries Ltd. #	8,355,858
1,179,321	Syngene International Ltd. # Reg S 144A	9,485,170
1,220,000	TVS Motor Co. Ltd. #	8,091,667
1,702,000	Yes Bank Ltd. #	40,539,060
		151,892,644
Indonesia: 2.7%
28,305,000	Bank Rakyat Indonesia Tbk PT #	27,561,101
15,644,100	Link Net Tbk PT	6,368,935
		33,930,036
Kenya: 1.4%
97,320,000	Safaricom Ltd.	17,274,064
Mexico: 3.0%
184,000	Fomento Economico Mexicano SAB de CV (ADR)	16,287,680
4,382,900	Qualitas Controladora SAB de CV *	7,170,518
5,571,000	Unifin Financiera SAPI de CV SOFOM ENR	14,253,143
		37,711,341
Peru: 1.3%
96,500	Credicorp Ltd. (USD)	15,758,450
Philippines: 2.0%
17,800,000	Ayala Land, Inc. #	11,720,495
8,923,000	Robinsons Retail Holdings, Inc. #	13,687,892
		25,408,387
Poland: 0.1%
25,492	KRUK SA	1,542,666
Russia: 2.8%
1,773,000	Sberbank of Russia (ADR)	20,442,690
635,000	Yandex NV (USD) *	13,925,550
		34,368,240
South Africa: 5.1%
4,556,000	Advtech Ltd.	6,791,764
279,000	Aspen Pharmacare Holdings Ltd. #	5,708,155
214,077	Naspers Ltd. #	36,888,093
3,804,189	Rhodes Food Group Pty Ltd. #	6,765,631
6,728,973	Transaction Capital Ltd.	7,568,449
		63,722,092
South Korea: 2.5%
8,514	LG Household & Health Care Ltd. #	6,176,569
19,679	NAVER Corp. #	15,047,797
214,800	Soulbrain Co. Ltd. #	9,990,355
		31,214,721
Spain: 1.7%
1,042,862	CIE Automotive SA #	20,550,353
Switzerland: 1.6%
165,400	Luxoft Holding, Inc. (USD) *	10,345,770
448,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	9,196,922
		19,542,692
Taiwan: 7.4%
5,349,066	Advanced Semiconductor Engineering, Inc. #	6,852,308
3,763,000	Basso Industry Corp. #	11,435,565
1,514,000	Chroma ATE, Inc. #	4,585,852
124,000	Largan Precision Co. Ltd. #	19,529,980
1,026,864	Poya Co. Ltd. #	12,079,465
5,875,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	36,839,968
		91,323,138
Thailand: 3.2%
1,635,000	CP ALL PCL (NVDR) #	2,806,478
14,758,000	CP ALL PCL	25,332,895
9,655,000	Srisawad Power 1979 PCL (NVDR) #	12,152,760
		40,292,133
Turkey: 2.7%
1,056,113	AvivaSA Emeklilik ve Hayat AS	5,448,450
1,791,000	Tofas Turk Otomobil Fabrikasi AS #	13,419,236
39,021,443	Turkiye Sinai Kalkinma Bankasi AS #	14,810,251
		33,677,937
United Arab Emirates: 0.6%
341,000	NMC Health Plc (GBP) #	7,558,758
United Kingdom: 1.6%
481,197	Bank of Georgia Holdings Plc #	19,348,993
812,346	Hirco Plc * # §	0
		19,348,993
United States: 1.3%
4,360,200	Samsonite International SA (HKD) #	15,855,701
Total Common Stocks (Cost: $926,872,236)		1,088,413,020
PREFERRED STOCKS: 7.2%
Brazil: 0.8%
867,260	Itau Unibanco Holding SA	10,499,315
Colombia: 1.1%
1,366,000	Banco Davivienda SA	14,216,001
South Korea: 5.3%
45,553	Samsung Electronics Co. Ltd. #	65,249,633
Total Preferred Stocks (Cost: $70,554,231)		89,964,949
REAL ESTATE INVESTMENT TRUSTS: 1.7%
Mexico: 1.7%
6,567,000	Concentradora Hipotecaria SAPI de CV	7,885,065
7,992,700	TF Administradora Industrial, S de RL de CV	13,042,075
Total Real Estate Investment Trusts (Cost: $23,291,581)		20,927,140
MONEY MARKET FUND: 4.0% (Cost: $49,735,660)
49,735,660	AIM Treasury Portfolio - Institutional Class	49,735,660
Total Investments: 100.5% (Cost: $1,070,453,708)		1,249,040,769
Liabilities in excess of other assets: (0.5)%		(5,733,517)
NET ASSETS: 100.0%		$1,243,307,252

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $777,357,093 which represents 62.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $18,682,092, or 1.5% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	22.3%	$278,350,434
Consumer Staples	6.4	80,410,051
Financials	24.2	302,914,313
Health Care	9.2	115,024,542
Industrials	3.0	37,121,878
Information Technology	22.4	280,140,850
Materials	1.5	18,346,213
Real Estate	3.4	41,882,544
Telecommunication Services	1.9	23,642,999
Utilities	1.7	21,471,285
Money Market Fund	4.0	49,735,660
	100.0%	$1,249,040,769

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$11,978,200	$—	$—	$11,978,200
Brazil	49,801,687	—	—	49,801,687
China / Hong Kong	129,820,171	227,078,344	0	356,898,515
Egypt	—	8,762,272	—	8,762,272
India	16,194,478	135,698,166	—	151,892,644
Indonesia	6,368,935	27,561,101	—	33,930,036
Kenya	17,274,064	—	—	17,274,064
Mexico	37,711,341	—	—	37,711,341
Peru	15,758,450	—	—	15,758,450
Philippines	—	25,408,387	—	25,408,387
Poland	1,542,666	—	—	1,542,666
Russia	34,368,240	—	—	34,368,240
South Africa	14,360,213	49,361,879	—	63,722,092
South Korea	—	31,214,721	—	31,214,721
Spain	—	20,550,353	—	20,550,353
Switzerland	10,345,770	9,196,922	—	19,542,692
Taiwan	—	91,323,138	—	91,323,138
Thailand	25,332,895	14,959,238	—	40,292,133
Turkey	5,448,450	28,229,487	—	33,677,937
United Arab Emirates	—	7,558,758	—	7,558,758
United Kingdom	—	19,348,993	0	19,348,993
United States	—	15,855,701	—	15,855,701
Preferred Stocks
Brazil	10,499,315	—	—	10,499,315
Colombia	14,216,001	—	—	14,216,001
South Korea	—	65,249,633	—	65,249,633
Real Estate Investment Trusts*	20,927,140	—	—	20,927,140
Money Market Fund	49,735,660	—	—	49,735,660
Total	$471,683,676	$777,357,093	$0	$1,249,040,769

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $20,431,362 and transfers from Level 2 to Level 1 were $71,676,181. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2016	$561,005	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(561,005)	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2017	$0	$0

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.1%
Bermuda: 0.9%
710,100	Golar LNG Ltd. (USD)	$19,833,093
Canada: 16.2%
1,277,006	Agnico-Eagle Mines Ltd. (USD)	54,196,135
569,700	Agrium, Inc. (USD)	54,434,835
1,678,800	Barrick Gold Corp. (USD)	31,880,412
8,260,100	First Quantum Minerals Ltd.	87,765,698
1,956,000	Goldcorp, Inc. (USD)	28,538,040
4,211,000	Kinross Gold Corp. (USD) *	14,780,610
3,416,700	New Gold, Inc. (USD) *	10,181,766
4,049,100	Teck Resources Ltd. (USD)	88,675,290
		370,452,786
France: 1.2%
3,966,500	Vallourec SA * #	26,289,867
Kuwait: 0.2%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	5,485,330
Luxembourg: 1.1%
728,900	Tenaris SA (ADR)	24,884,646
Monaco: 0.5%
2,658,900	Scorpio Tankers, Inc. (USD)	11,805,516
South Africa: 0.8%
11,201,692	Petra Diamonds Ltd. (GBP) * #	18,649,618
Switzerland: 7.9%
30,709,625	Glencore Xstrata Plc (GBP) * #	120,490,803
8,988,900	Weatherford International Plc (USD) *	59,776,185
		180,266,988
United Kingdom: 1.3%
348,926	Randgold Resources Ltd. (ADR)	30,454,261
United States: 67.0%
1,591,600	Callon Petroleum Co. *	20,945,456
1,504,400	CF Industries Holdings, Inc.	44,154,140
619,800	Cimarex Energy Co.	74,059,902
610,450	Concho Resources, Inc. *	78,345,153
2,890,400	Consol Energy, Inc. *	48,500,912
844,090	Diamondback Energy, Inc. *	87,544,794
825,400	EOG Resources, Inc.	80,517,770
565,900	Forum Energy Technologies, Inc. *	11,714,130
1,993,400	Freeport-McMoRan Copper & Gold, Inc. *	26,631,824
1,071,500	Green Plains Renewable Energy, Inc.	26,519,625
1,952,800	Halliburton Co.	96,097,288
875,200	Hess Corp.	42,193,392
4,052,100	Laredo Petroleum, Inc. *	59,160,660
1,913,100	Louisiana-Pacific Corp. *	47,483,142
6,285,400	Nabors Industries Ltd.	82,150,178
1,809,675	Newfield Exploration Co. *	66,795,104
1,523,000	Newmont Mining Corp.	50,198,080
2,907,600	Parsley Energy, Inc. *	94,526,076
3,541,400	Patterson-UTI Energy, Inc.	85,949,778
996,700	PDC Energy, Inc. *	62,144,245
470,300	Pioneer Natural Resources Co.	87,583,969
1,644,100	ProPetro Holding Corp. *	21,192,449
551,300	RSP Permian, Inc. *	22,840,359
996,700	Schlumberger Ltd.	77,842,270
1,342,400	Steel Dynamics, Inc.	46,661,824
1,382,900	Sunrun, Inc. *	7,467,660
2,681,700	Superior Energy Services, Inc. *	38,241,042
327,000	Tyson Foods, Inc.	20,179,170
243,000	Union Pacific Corp.	25,738,560
		1,533,378,952
Total Common Stocks (Cost: $1,851,232,045)		2,221,501,057
REAL ESTATE INVESTMENT TRUSTS: 0.3% (Cost: $5,951,132)
United States: 0.3%
302,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,102,420
MONEY MARKET FUND: 2.8% (Cost: $65,180,909)
65,180,909	AIM Treasury Portfolio - Institutional Class	65,180,909
Total Investments: 100.2% (Cost: $1,922,364,086)		2,292,784,386
Liabilities in excess of other assets: (0.2)%		(4,646,112)
NET ASSETS: 100.0%		$2,288,138,274

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $170,915,618 which represents 7.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,485,330 which represents 0.2% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $5,485,330, or 0.2% of net assets.

Restricted securities held by the Fund as of March 31, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$5,485,330	0.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	0.9%	$20,179,170
Energy	61.6	1,412,939,189
Financials	0.3	6,102,420
Industrials	1.5	33,206,220
Materials	32.9	755,176,478
Money Market Fund	2.8	65,180,909
	100.0%	$2,292,784,386

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$19,833,093	$—	$—	$19,833,093
Canada	370,452,786	—	—	370,452,786
France	—	26,289,867	—	26,289,867
Kuwait	—	—	5,485,330	5,485,330
Luxembourg	24,884,646	—	—	24,884,646
Monaco	11,805,516	—	—	11,805,516
South Africa	—	18,649,618	—	18,649,618
Switzerland	59,776,185	120,490,803	—	180,266,988
United Kingdom	30,454,261	—	—	30,454,261
United States	1,533,378,952	—	—	1,533,378,952
Real Estate Investment Trusts*	6,102,420	—	—	6,102,420
Money Market Fund	65,180,909	—	—	65,180,909
Total	$2,121,868,768	$165,430,288	$5,485,330	$2,292,784,386

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
Kuwait
Balance as of December 31, 2016	$5,603,803
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(118,473)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$5,485,330

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017:

	Value as of March 31, 2017	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$5,485,330	Guideline Public Companies	Entitlement Multiple	5.50x-10.25x	Increase

			Working Interest Multiple	0.40x-3.00x	Increase

			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Australia: 13.6%
18,665,541	Cardinal Resources Ltd. ‡ * #	$7,640,830
570,000	Dacian Gold Ltd. * #	863,294
15,012,587	Evolution Mining Ltd. #	24,135,104
29,045,662	Gold Road Resources Ltd. * #	12,228,638
1,071,725	Newcrest Mining Ltd. #	18,268,046
3,909,000	Northern Star Resources Ltd. #	12,150,551
3,693,257	OceanaGold Corp. (CAD)	10,942,161
6,190,000	Saracen Mineral Holdings Ltd. * #	4,664,709
		90,893,333
Canada: 68.5%
460,300	Agnico-Eagle Mines Ltd.	19,528,613
270,500	Agnico-Eagle Mines Ltd. (USD)	11,480,020
104,000	Alamos Gold, Inc.	835,222
2,203,714	Alamos Gold, Inc. (USD)	17,695,823
2,160,000	Argonaut Gold, Inc. * ø	3,784,487
3,853,875	Argonaut Gold, Inc. *	6,752,287
1,148,000	Asanko Gold, Inc. *	3,012,761
618,000	Asanko Gold, Inc. (USD) *	1,612,980
4,145,500	Atacama Pacific Gold Corp. *	1,496,289
5,264,500	AuRico Metals, Inc. *	4,631,699
1,741,984	AuRico Metals, Inc. (USD) *	1,527,372
1,345,100	Auryn Resources, Inc. *	3,176,008
6,982,701	B2Gold Corp. *	19,900,317
4,351,000	B2Gold Corp. (USD) *	12,313,330
754,000	Barrick Gold Corp. (USD)	14,318,460
948,000	Bear Creek Mining Corp. * ø	1,621,080
1,731,000	Bear Creek Mining Corp. *	2,967,763
667,000	Bear Creek Mining Corp. (USD) *	1,140,570
6,930,000	Belo Sun Mining Corp. *	4,429,447
680,113	Bonterra Resources, Inc. ‡ *	204,568
8,842,000	Bonterra Resources, Inc. ‡ * # § ø	2,526,571
2,252,087	Brio Gold, Inc. *	5,334,492
5,422,651	Columbus Gold Corp. *	3,792,206
6,481,000	Continental Gold, Inc. *	19,542,663
943,000	Corvus Gold, Inc. *	602,737
1,825,000	Corvus Gold, Inc. (USD) *	1,170,008
905,000	Detour Gold Corp. *	10,371,245
1,839,000	Eastmain Resources, Inc. * ø	643,650
4,000,000	Eastmain Resources, Inc. *	1,428,733
481,000	Eastmain Resources, Inc. (USD) *	168,350
2,047,461	Eldorado Gold Corp.	7,005,262
162,800	Eldorado Gold Corp. (USD)	555,148
2,306,000	First Mining Finance Corp. *	1,421,905
499,000	Fortuna Silver Mines, Inc. *	2,596,594
103,000	Fortuna Silver Mines, Inc. (USD) *	535,600
39,386	Goldcorp, Inc.	574,567
2,091,897	Goldcorp, Inc. (USD)	30,520,777
1,170,000	Guyana Goldfields, Inc. *	6,325,751
1,055,000	Guyana Goldfields, Inc. (USD) *	5,771,905
24,706,000	Integra Gold Corp. ‡ *	16,906,012
4,265,000	Kinross Gold Corp. (USD) *	14,970,150
1,919,684	Kirkland Lake Gold Ltd. *	14,161,071
2,692,000	Klondex Mines Ltd. *	10,506,057
3,083,000	Leagold Mining Corp. * # 144A	6,375,343
812,000	Lundin Gold, Inc. *	3,718,525
587,500	MAG Silver Corp. (USD) *	7,713,875
2,860,000	Midas Gold Corp. *	1,742,001
1,026,170	New Gold, Inc. * ø	3,057,987
1,229,852	New Gold, Inc. *	3,671,476
1,230,630	New Gold, Inc. (USD) *	3,667,277
3,515,532	Newcastle Gold Ltd. *	1,903,360
1,133,000	NovaGold Resources, Inc. (USD) *	5,517,710
9,482,375	Orezone Gold Corp. ‡ *	3,921,725
347,000	Osisko Mining, Inc. *	1,265,519
1,505,400	Osisko Mining, Inc. * 144A	5,490,235
351,000	Pan American Silver Corp. (USD)	6,149,520
6,752,782	Pilot Gold, Inc. *	2,894,376
2,495,500	Premier Gold Mines Ltd. *	6,023,653
763,000	Pretium Resources, Inc. *	8,181,660
75,000	Pretium Resources, Inc. (USD) *	803,250
284,000	Richmont Mines, Inc. * Reg S	2,013,851
323,000	Richmont Mines, Inc. (USD) * Reg S	2,293,300
2,295,300	Roxgold, Inc. * 144A	2,381,858
5,129,200	Roxgold, Inc. *	5,322,627
12,117,000	Rye Patch Gold Corp. *	3,097,928
9,825,000	Sabina Gold and Silver Corp. *	11,377,599
2,656,000	Semafo, Inc. *	8,008,843
18,611	Silver Wheaton Corp.	387,796
696,375	Silver Wheaton Corp. (USD)	14,512,455
480,000	Sulliden Mining Capital, Inc. *	104,673
1,135,000	TMAC Resources, Inc. * Reg S	13,937,324
978,300	Torex Gold Resources, Inc. *	19,288,661
1,634,430	Yamana Gold, Inc.	4,510,552
3,057,578	Yamana Gold, Inc. (USD)	8,438,915
		457,634,424
Mexico: 4.1%
1,414,000	Fresnillo Plc (GBP) #	27,550,898
United Kingdom: 4.4%
1,771,000	African Barrick Gold Ltd. #	9,961,956
224,000	Randgold Resources Ltd. (ADR)	19,550,720
		29,512,676
United States: 8.2%
800,900	Newmont Mining Corp.	26,397,664
244,100	Royal Gold, Inc.	17,099,205
1,024,000	Tahoe Resources, Inc. (CAD) ø	8,223,724
342,000	Tahoe Resources, Inc.	2,746,260
		54,466,853
Total Common Stocks (Cost: $463,973,619)		660,058,184
WARRANTS: 0.0% (Cost: $0)
Canada: 0.0%
1,933,750	Pilot Gold, Inc. Warrants (CAD 0.90, expiring 05/16/19) *	167,223
MONEY MARKET FUND: 1.2% (Cost: $7,977,886)
7,977,886	AIM Treasury Portfolio - Institutional Class	7,977,886
Total Investments: 100.0% (Cost: $471,951,505)		668,203,293
Liabilities in excess of other assets: (0.0)%		(132,966)
NET ASSETS: 100.0%		$668,070,327

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $126,365,940 which represents 18.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,526,571 which represents 0.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,247,436, or 2.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $19,857,499, or 3.0% of net assets.

Restricted securities held by the Fund as of March 31, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$3,784,487	0.6%
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,621,080	0.2
Bonterra Resources, Inc.	02/07/2017	8,842,000	1,880,062	2,526,571	0.4
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	643,650	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	3,057,987	0.5
Tahoe Resources, Inc.	05/28/2010	1,024,000	5,850,871	8,223,724	1.2
			$24,781,938	$19,857,499	3.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	3.5%	$23,169,683
Gold	84.5	565,019,146
Precious Metals & Minerals	6.0	40,140,738
Silver	4.8	31,895,840
Money Market Funds	1.2	7,977,886
	100.0%	$668,203,293

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2017 is set forth below:

Affiliates	Value 12/31/16		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/17
Atacama Pacific Gold Corp.	$1,173,269		$—	$—	$—	$—	$	—(b)
Bonterra Resources, Inc.	—		1,880,062	—	—	—		2,731,139
Cardinal Resources Ltd.	—	(a)	—	—	—	—		7,640,830
Integra Gold Corp.	—	(a)	1,825,002	—	—	—		16,906,012
Orezone Gold Corp.	3,743,089		—	—	—	—		3,921,725
	$4,916,358		$3,705,064	$—	$—	$—		$31,199,706

(a)	Security held by Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$10,942,161	$79,951,172	$—	$90,893,333
Canada	448,732,510	8,901,914	—	457,634,424
Mexico	—	27,550,898	—	27,550,898
United Kingdom	19,550,720	9,961,956	—	29,512,676
United States	54,466,853	—	—	54,466,853
Warrants*	167,223	—	—	167,223
Money Market Fund	7,977,886	—	—	7,977,886
Total	$541,837,353	$126,365,940	$—	$668,203,293

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 37.6%
42,901	Financial Select Sector SPDR Fund	$1,018,041
28,409	PowerShares Fundamental High Yield Corporate Bond Portfolio	534,373
20,445	SPDR S&P Bank ETF	878,726
11,409	Vanguard Information Technology ETF	1,547,403
Total Exchange Traded Funds (Cost: $4,027,107)		3,978,543

Principal Amount
SHORT-TERM INVESTMENTS: 37.4%
Government Obligation: 28.3% (Cost: $2,998,656)
$3,000,000	United States Treasury Bill 0.51%,05/04/17 (a)	2,998,656

Number of Shares
MONEY MARKET FUND: 9.1% (Cost: $962,869)
962,869	AIM Treasury Portfolio - Institutional Class	962,869
Total Short-term Investments: 37.4% (Cost: $3,961,525)		3,961,525
Total Investments: 75.0% (Cost: $7,988,632)		7,940,068
Other assets less liabilities: 25.0%		2,640,248
NET ASSETS: 100.0%		$10,580,316
SECURITIES SOLD SHORT: (3.5)%
EXCHANGE TRADED FUND: (3.5)% (Proceeds: $(365,576))

(3,181)	iShares Russell 1000 Value ETF	(365,624)
Total Securities Sold Short (Proceeds: $(365,576))		$(365,624)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $5,121,519.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	50.1%	$3,978,543
Government	37.8	2,998,656
Money Market Fund	12.1	962,869
	100.0%	$7,940,068

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$3,978,543	$—	$—	$3,978,543
Short-term Investments
Government Obligation	—	2,998,656	—	2,998,656
Money Market Fund	962,869	—	—	962,869
Total	$4,941,412	$2,998,656	$—	$7,940,068

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(365,624)	$—	$—	$(365,624)

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.0%
12,722	iShares Barclays Aggregate Bond Fund	$1,380,210
60,640	iShares MSCI Eurozone ETF	2,283,096
16,878	iShares MSCI Japan ETF	869,217
33,058	iShares MSCI Pacific ex Japan ETF	1,477,362
329	iShares MSCI South Korea Capped ETF	20,355
16,945	iShares MSCI Switzerland Capped ETF	541,901
12,080	iShares MSCI United Kingdom ETF	393,204
15,684	iShares Russell 1000 Growth Index Fund	1,784,839
22,088	iShares Russell 1000 Value ETF	2,538,795
5,589	iShares Russell 2000 Growth ETF	903,518
10,915	iShares Russell 2000 Value ETF	1,289,716
2,941	Vanguard FTSE Emerging Markets ETF	116,816
17,021	Vanguard Total Bond Market ETF	1,380,063
Total Exchange Traded Funds (Cost: $14,410,145)		14,979,092
MONEY MARKET FUND: 0.7% (Cost: $104,181)
104,181	AIM Treasury Portfolio - Institutional Class	104,181
Total Investments: 99.7% (Cost: $14,514,326)		15,083,273
Other assets less liabilities: 0.3%		39,594
NET ASSETS: 100.0%		$15,122,867

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	99.3%	$14,979,092
Money Market Fund	0.7	104,181
	100.0%	$15,083,273

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$14,979,092	$—	$—	$14,979,092
Money Market Fund	104,181	—	—	104,181
Total	$15,083,273	$—	$—	$15,083,273

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares			Value
COMMON STOCK: 0.0% (Cost: $0)
Mexico: 0.0%
	10,247	Corp. GEO, SAB de CV *
			$1,160

Principal Amount
CORPORATE BONDS: 12.3%
Argentina: 3.5%
USD	992,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) 144A	1,052,512
	1,334,000	Generacion Mediterranea SA 9.63%, 07/27/20 (c) Reg S	1,418,255
	1,411,765	YPF SA 8.54%, 08/15/18 (f) Reg S	1,471,059
			3,941,826
British Virgin Islands: 0.8%
	941,434	QGOG Atlantic / Alaskan Rigs Ltd. 5.25%, 05/01/17 (c) Reg S	924,958
Cayman Islands: 1.3%
	1,370,000	Vale Overseas Ltd. 6.88%, 11/21/36	1,479,737
Ireland: 1.1%
	1,236,000	Oilflow SPV 1 DAC 12.00%, 01/13/22 144A	1,280,650
Mexico: 1.3%
	380,000	Corp. GEO, SAB de CV 9.25%, 06/05/17 (c) (d) * Reg S	95
		TV Azteca SAB de CV
	641,000	7.50%, 05/01/17 (c) Reg S	641,000
	915,000	7.63%, 09/18/17 (c) Reg S	903,562
			1,544,657
Netherlands: 3.5%
	1,355,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) Reg S	1,293,837
	2,284,000	Petrobras Global Finance BV 8.75%, 05/23/26	2,649,440
			3,943,277
Singapore: 0.8%
	1,590,000	Bumi Investment Pte Ltd. * 10.75%, 05/18/17 (c) (d) Reg S	870,525
Total Corporate Bonds (Cost: $13,480,227)			13,985,630
FOREIGN GOVERNMENT OBLIGATIONS: 85.3%
Angola: 1.0%
	1,147,000	Angolan Government International Bond 9.50%, 11/12/25 Reg S	1,185,941
Argentina: 8.7%
		Argentine Bonos del Tesoro
ARS	57,190,000	18.20%, 10/03/21	3,995,402
	12,306,000	21.20%, 09/19/18	845,725
USD	499	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	357
	2,826,000	Provincia de Cordoba 7.45%, 09/01/24 144A	2,869,803
	2,207,000	Provincia de Entre Rios Argentina 8.75%, 02/08/25 144A	2,214,261
			9,925,548
Brazil: 10.2%
		Notas do Tesouro Nacional, Series F
BRL	9,956,000	10.00%, 01/01/21	3,283,066
	12,099,000	10.00%, 01/01/23	3,977,764
	13,058,000	10.00%, 01/01/27	4,271,646
			11,532,476
Colombia: 4.6%
		Colombian TES
COP	9,030,500,000	7.00%, 06/30/32	3,164,237
	2,607,000,000	7.75%, 09/18/30	979,794
	2,693,000,000	10.00%, 07/24/24	1,125,827
			5,269,858
Egypt: 0.7%
USD	739,000	Egypt Government International Bond 6.13%, 01/31/22 144A	769,946
El Salvador: 4.6%
		El Salvador Government International Bonds
	2,394,000	7.65%, 06/15/35 Reg S	2,237,504
	2,937,000	8.63%, 02/28/29 144A	3,039,795
			5,277,299
Gabon: 2.7%
	3,128,000	Gabon Government International Bond 6.38%, 12/12/24 Reg S	3,036,115
Kenya: 1.4%
	1,560,000	Kenya Government International Bond 6.88%, 06/24/24 Reg S	1,558,019
Mexico: 12.7%
		Mexican Government International Bonds
MXN	62,470,000	6.50%, 06/09/22	3,278,313
	46,310,000	7.75%, 11/23/34	2,562,624
	79,830,000	7.75%, 11/13/42	4,415,322
	72,930,000	8.00%, 11/07/47	4,137,556
			14,393,815
Mongolia: 4.4%
USD	4,325,000	Mongolia Government International Bond 10.88%, 04/06/21 Reg S	4,995,172
Nigeria: 2.1%
	2,280,000	Nigeria Government International Bond 7.88%, 02/16/32 144A	2,383,968
Pakistan: 1.1%
	1,224,000	Pakistan Government International Bond 7.88%, 03/31/36 Reg S	1,243,611
Peru: 1.8%
PEN	5,912,000	Peruvian Government International Bond 7.84%, 08/12/20 Reg S	1,999,224
Russia: 12.0%
		Russian Federal Bonds - OFZ
RUB	260,660,000	7.75%, 09/16/26	4,610,849
	276,582,000	8.50%, 09/17/31	5,141,184
	213,013,000	11.18%, 01/29/20 (f)	3,936,453
			13,688,486
Rwanda: 1.8%
USD	2,072,000	Rwanda Government International Bond 6.63%, 05/02/23 Reg S	2,094,927
South Africa: 7.0%
		South African Government Bonds
ZAR	52,507,000	8.88%, 02/28/35	3,688,239
	51,360,000	10.50%, 12/21/26	4,236,662
			7,924,901
Suriname: 2.3%
USD	2,675,000	Republic of Suriname International Bond 9.25%, 10/26/26 144A	2,668,312
Uruguay: 2.0%
UYU	35,397,172	Uruguay Government International Bond 4.38%, 12/15/28	1,145,525
	37,915,000	Uruguay Treasury Bill 0.01%, 04/05/18 ^	1,169,069
			2,314,594
Vietnam: 1.3%
USD	1,448,400	Vietnam Government International Bond 4.00%, 05/03/17 (c) (s)	1,440,101
Zambia: 2.9%
	3,098,000	Zambia Government International Bond 8.97%, 07/30/27 Reg S	3,246,704
Total Foreign Government Obligations (Cost: $94,147,386)			96,949,017

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $995,766)
	995,766	AIM Treasury Portfolio - Institutional Class	995,766
Total Investments: 98.5% (Cost: $108,623,379)			111,931,573
Other assets less liabilities: 1.5%			1,706,779
NET ASSETS: 100.0%			$113,638,352

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $16,279,247, or 14.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.3%	$1,479,737
Communications	1.4	1,544,562
Energy	6.2	6,968,494
Financial	1.1	1,280,650
Government	86.6	96,949,017
Industrial	1.2	1,295,092
Utilities	1.3	1,418,255
Money Market Fund	0.9	995,766
	100.0%	$111,931,573

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$1,160	$—	$—	$1,160
Corporate Bonds*	—	13,985,630	—	13,985,630
Foreign Government Obligations*	—	96,949,017	—	96,949,017
Money Market Fund	995,766	—	—	995,766
Total	$996,926	$110,934,647	$—	$111,931,573

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities' primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—In 2016, the United Kingdom decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of March 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$313,585,111	$—	$6,019,076	$6,019,076
Emerging Markets Fund	1,075,025,985	206,281,106	(32,266,322)	174,014,784
Global Hard Assets Fund	1,975,325,084	627,996,508	(310,537,206)	317,459,302
International Investors Gold Fund	570,099,673	235,310,033	(137,206,413)	98,103,620
Long/Short Equity Index Fund	7,990,852	—	(50,784)	(50,784)
VanEck NDR Managed Allocation Fund	14,547,637	581,329	(45,693)	535,636
Unconstrained Emerging Markets Bond Fund	108,674,336	4,157,311	(900,074)	3,257,237

ITEM 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Funds

Date: May 26, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: May 26, 2017